Other Financial Assets - Summary of Other Financial Assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER FINANCIAL ASSETS
Financial assets at fair value with changes in other comprehensive income, Current	$ 127,854	$ 127,854
Financial assets measured at amortized cost, current	118,547	808,692
Hedging derivatives, current	3,584,937	1,000,964
Non-Hedging derivatives, current	210,077	1,414,894
Other current financial assets	4,041,415	3,352,404
Financial assets at fair value with changes in other comprehensive income, Non-current	2,358,143	2,326,480
Financial assets measured at amortized cost, non-current	0	0
Hedging derivatives, non-current	37,020,922	16,422,737
Non-Hedging derivatives non-current	0	1,911,233
Other non-current financial assets	$ 39,379,065	$ 20,660,450